UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 127,889,058	$ 41,779,594
Due from related parties, current	$ 4,848,344	$ 558,327
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 4,798,868	$ 10,616,573
Inventories	857,881	893,569
Assets held for sale	22,668,084	0
Prepaid expenses and other assets	1,512,963	915,244
Total current assets	162,575,198	54,763,307
NON-CURRENT ASSETS:
Vessels, net	77,783,068	92,486,178
Advances for vessel acquisitions	3,390,000	0
Restricted cash	350,000	700,000
Due from related parties	$ 1,126,542	$ 1,708,474
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 1,457,769	$ 5,199,999
Deferred charges, net	1,415,756	2,621,145
Total non-current assets	85,523,135	102,715,796
Total assets	248,098,333	157,479,103
CURRENT LIABILITIES:
Current portion of long-term debt, net	1,304,917	2,606,302
Accounts payable	4,635,935	1,643,468
Deferred revenue	440,425	0
Accrued liabilities	3,621,055	2,269,281
Total current liabilities	10,002,332	6,519,051
NON-CURRENT LIABILITIES:
Long-term debt, net	4,559,632	10,463,172
Total non-current liabilities	4,559,632	10,463,172
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	118,103,169	0
SHAREHOLDERS' EQUITY:
Former Net Parent Company investment	0	140,496,912
Common shares, $0.001 par value; 1,000 and 3,900,000,000 shares authorized; 1,000 and 17,961,009 shares issued; 1,000 and 17,961,009 shares outstanding as of December 31, 2022, and June 30, 2023 respectively	17,961	0
Preferred shares, $0.001 par value: 0 and 100,000,000 shares authorized; Series B preferred shares: 0 and 40,000 shares issued and outstanding as of December 31, 2022 and June 30, 2023, respectively	40	0
Additional paid-in capital	56,795,721	0
(Accumulated deficit)/Retained Earnings	58,619,478	(32)
Total shareholders' equity	115,433,200	140,496,880
Total liabilities, mezzanine equity and shareholders' equity	248,098,333	157,479,103
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 118,103,169	$ 0